LEASES (Tables)	12 Months Ended
Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASE

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2023	September 30, 2022

Operating lease right-of-use assets	$166,649	$49,145
Right-of-use assets - accumulated amortization	(21,748)	(6,571)
Right-of-use assets, net	$144,901	$42,574

Operating lease liabilities – current	$47,537	$15,833
Operating lease liabilities – non-current	97,364	26,741
Total operating lease liabilities	$144,901	$42,574

Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES

As of September 30, 2023, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2024	$1,120
2025	840
Total future minimum lease payments	1,960
Less: imputed interest	(87)
Total	$1,873

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2023 and 2022:

	September 30, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.67 years	2.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of office leases were as follows as of September 30, 2023 and 2022:

	September 30, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term	2.91 years	2.50 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES

As of September 30, 2023, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2024	$46,487
2025	52,716
2026	38,314
2027	10,589
Total future minimum lease payments	148,106
Less: imputed interest	(5,078)
Total	$143,028